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www.dechert.com

EDWIN BATISTA

edwin.batista@dechert.com

+1 617 728 7165 Direct

+1 617 275 8383 Fax

January 2, 2026

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 942 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses and Statement of Additional Information for the Goldman Sachs Mid Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Large Cap Equity Fund (formerly, Goldman Sachs Large Cap Core Fund), Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund, Goldman Sachs Small Cap Growth Fund and Goldman Sachs Small/Mid Cap Equity Fund (formerly, Goldman Sachs Small/Mid Cap Value Fund), each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 29, 2025.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7165.

Sincerely,

/s/ Edwin Batista
Edwin Batista